Liabilities related to business combinations and to non-controlling interests - Additional Information (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of contingent consideration payable	[1]	€ 641	€ 709	€ 779	€ 714
Commitments relating to contingent consideration in connection with business combinations		72	133	604
MSD contingent consideration (European vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of contingent consideration payable		72	127	204	269
Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of contingent consideration payable		€ 568	441	380	354
Shire contingent consideration
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Increase in fair value of liability		13.00%
Amunix [Member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of contingent consideration payable		€ 0	€ 137	€ 165	€ 0

[1]	(a)Portion due after more than one year: €569 million as of December 31, 2024 (€501 million as of December 31, 2023 and €674 million as of December 31,
2022); portion due within less than one year: €72 million as of December 31, 2024 (€208 million as of December 31, 2023 and €105 million as of December 31, 2022).